RELATED PARTIES TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of holding company and related parties transactions [Line Items]
Interest income	$ 2,228	$ 201	$ 467
Joint ventures where entity is venturer [member]
Disclosure of holding company and related parties transactions [Line Items]
Interest income	0	0	157
Technical management fee income	0	0	354
Agency Fees from joint ventures	3	3	83
Dividend income	0	0	536
Charter hire and other related revenue	0	0	679
Charter hire and other related expenses	0	0	(6,025)
Payments on behalf of a joint venture	0	0	(7,987)
Repayment of preference shares by a joint venture	0	0	2,569
Settlement of interest bearing loan	$ 0	$ 0	$ 5,382